UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code: 704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

February 28, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Queens Road Value Fund

			Schedule of Investments
			February 28, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Advertising Agencies
250	Omnicom Group, Inc.	25,902	0.30%

Aerospace & Defense
525	Alliant Techsystems, Inc. *	45,439
160	Boeing Co.	13,963
600	United Technologies Corp.	39,378
		98,780	1.16%
Apparel & Accessories
800	Liz Claiborne, Inc.	36,000
1,000	V.F. Corp.	79,810
		115,810	1.36%

Beverages
1,830	Brown Forman Corp.	119,682	1.41%

Banks
1,400	Bank of America Corp.	71,218	0.84%

Broadcasting & Cable TV
490	CBS Corp. Class B	14,872
2,800	Echostar Communications Corp. *	113,680
		128,552	1.51%

Computer Hardware
5,300	Dell, Inc. *	121,105
2,600	Hewlett Packard Co.	102,388
		223,493	2.63%

Computer Storage & Peripherals
10,000	EMC Corp.*	139,500
600	Lexmark International, Inc. *	36,336
2,500	Seagate Technology	67,250
		243,086	2.86%

Data Processing Services
2,495	Electronic Data Systems Corp.	69,910	0.82%

Diversified Financial Services
2,600	Citigroup Corp.	131,040	1.54%

Electric & Other Services Combined
2,100	Integrys Energy Group, Inc.	117,054	1.38%

Electric Utilities
5,900	Duke Power Co.	116,171
700	Exelon Corp.	46,151
3,000	Northeast Utilities	87,180
1,700	Progress Energy, Inc.	83,062
1,865	Southern Co.	66,767
		399,331	4.70%
Environmental Services
1,500	Waste Connections, Inc. *	66,330	0.78%

Fertilizers & Agricultural Chemicals
1,800	Scotts Miracle-Gro Co.	79,398	0.93%

Financials-Asset Management & Custody Banks
1,000	Legg Mason, Inc.	102,740
2,900	T. Rowe Price Associates, Inc.	135,024
		237,764	2.80%

Fire Marine & Casualty Insurance
4,900	Progressive Corp.	112,357	1.32%

General Merchandise Stores
1,950	Dollar Tree Stores, Inc. *	66,515	0.78%

Health Care Distributors & Services
800	Wellpoint Health Networks, Inc. *	63,512	0.75%

Health Care Equipment
1,500	Medtronic, Inc.	75,540	0.89%

Housewares & Specialties
3,300	Community Health Systems, Inc. *	122,925	1.45%

Household Products
1,900	Clorox Co.	120,384	1.42%

Housewares & Specialties
1,380	Fortune Brands, Inc.	110,952	1.31%

Investment Banking & Brokerage
945	Morgan Stanley Group, Inc.	70,799	0.83%

Industrial Conglomerates
3,650	Tyco Int'l Ltd.	112,529	1.32%

Industrial Instruments for Measurement, Display and Control
1,150	Danaher Corp.	82,386	0.97%

Industrial Machinery
3,000	Ingersoll Rand Co. Ltd.	129,930	1.53%

Insurance Brokers
4,250	Brown & Brown, Inc.	119,638	1.41%

Insurance Agents, Brokers and Services
2,500	Marsh & Mclennan Cos., Inc.	73,550	0.87%

Integrated Oil & Gas
1,700	Exxon Mobil Corp.	121,856	1.43%

Integrated Telecommunication Services
1,290	Alltel Corp.	78,161
2,584	AT&T, Inc.	95,091
2,600	Century Telephone Enterprises, Inc.	116,350
900	China Netcom Group Corp.	42,435
1,333	Windstream Corp.	20,062
		352,099	4.14%

Internet Software & Services
6,000	Intel Corp.	119,160	1.40%

Leisure Products
2,700	Hasbro, Inc.	76,383	0.90%

Operative Builders
3,000	WCI Communities, Inc.*	62,460	0.73%

Property & Casualty Insurance
6,063	Aegon NV	120,108
3,000	Aflac, Inc.	141,600
3,500	Conseco, Inc. *	69,825
2,035	Metlife, Inc.	128,510
1,800	Torchmark Corp.	115,056
		575,099	6.76%

Movies & Entertainment
3,000	Microsoft Corp.	84,510
4,500	News Corp.	101,385
5,500	Time Warner, Inc.	111,925
490	Viacom, Inc. Class B *	19,130
		316,950	3.73%

Multi-Sector Holdings
5,200	Leucadia National Corp.	147,212	1.73%

Multi-Line Insurance
1,640	American International Group, Inc.	110,044	1.29%

Networking Equipment
4,000	Motorola, Inc.	74,080	0.87%

Oil & Gas Exploration & Production
200	Apache Corp.	13,706	0.16%

Oil & Gas Refining & Marketing
1,200	Spectra Energy Corp.	30,876	0.36%

Packaged Foods
4,670	Unilever NV	121,280	1.43%

Personal Products
3,375	Alberto Culver Co. Class B	74,756	0.88%

Pharmaceuticals
2,000	Glaxo Smithkline PLC	112,340
1,850	Johnson & Johnson	116,421
2,320	Merck & Co., Inc.	102,451
4,000	Pfizer, Inc.	99,840
		431,052	5.07%

Publishing & Printing
420	Gannett, Inc.	25,729
3,300	John Wiley & Sons, Inc.	127,083
		152,812	1.80%

Regional Banks
1,700	BOK Financial Corp.	85,221
2,650	National City Corp.	100,302
		185,523	2.18%

Real Estate Investment Trusts
745	Simon Property Group, Inc.	83,991	0.99%

Reinsurance
2,100	RenaissanceRE Holdings Ltd.	107,688	1.27%

Restaurants
1,825	McDonalds Corp.	79,789	0.94%

Semiconductors
4,000	Maxim Integrated Products, Inc.	131,000	1.54%

Retail-Retail Stores
1,375	Sally Beauty Holdings, Inc.*	12,444	0.15%

State Commercial Banks
1,650	Fifth Third Bancorp	66,462	0.78%

Services-Prepackaged Software
3,000	Symantec Corp.*	51,300	0.60%

Trading Companies & Distributors
700	Grainger W.W., Inc.	54,005	0.64%

Wireless Telecommunication Services
1,586	America Movil S.A. DE C.V.	69,467	0.82%

Total for Common Stock (Cost - $6,150,948)		7,009,861	82.45%

CASH AND EQUIVALENTS
1,466,484	AIM Short Term Investment Company Prime	1,466,484	17.25%
	Portfolio 5.25%** (Cost $1,466,484)

	Total Investments	8,476,345	99.70%
	(Cost $ 7,617,416)

	Other Assets Less Liabilities	25,719	0.30%

	Net Assets - 100.00%	$ 8,502,064	100.00%

* Non Income producing security
** Variable rate security; the coupon rate shown represents the rate at February 28, 2007.

NOTES TO FINANCIAL STATEMENTS
Queens Road Value Fund
1. SECURITY TRANSACTIONS
At February 28, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,617,416 amounted to $858,913 which consisted of aggregate gross unrealized appreciation of $981,930 and aggregate gross unrealized depreciation of $123,017.

Queens Road Small Cap Value Fund

			Schedule of Investments
			February 28, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Apparel Retail
5,925	Stage Stores, Inc.	$ 129,935	1.47%

Auto Parts & Equipment
6,304	Aftermarket Technology Corp. *	141,083	1.60%

Calculating & Accounting Machines (No Electronic Computers)
15,600	Par Technology Corp.*	141,492	1.60%

Chemical & Allied Products
710	FMC Corp.	52,235	0.59%

Construction & Farm Machinery
3,426	Oshkosh Truck Corp.	183,805	2.08%

Diversified Commercial Services
5,300	VSE Corp.	222,600	2.52%

Electric Services
6,000	Cleco Corp.	157,200	1.78%

Electric Utilities
4,250	MGE Energy, Inc.	141,992	1.61%

Fertilizers & Agricultural Chemicals
6,100	Lesco, Inc.*	87,535	0.99%

Fire, Marine & Casualty Insurance
3,700	Proassurance Corp.*	190,550	2.16%

Food Retail
861	Arden Group, Inc.	105,697	1.20%

Footwear
7,000	K-Swiss, Inc. Class A	197,330	2.24%

Gas Utilities
7,300	Piedmont Natural Gas Co., Inc.	183,449
7,300	UGI Corp.	190,603
		374,052	4.24%

Health Care Distributors & Services
3,220	Owens & Minor, Inc.	106,163	1.20%

Home Furnishings
4,800	Dorel Industries, Inc. *	143,952
4,173	Rent A Center, Inc. *	118,179
		262,131	2.97%
Industrial Conglomerates
400	Teleflex, Inc.	26,768	0.30%

Industrial Machinery
3,790	Lancaster Colony Corp.	160,506	1.82%

Industrial Instruments For Measurement, Display and Control
5,842	Hurco Companies, Inc.*	225,969	2.56%

Information Technology,Electronic Manufacturing Services
4,600	Park Electrochemical Corp.	128,616	1.46%

Life & Health Insurance
12,500	Phoenix Companies, Inc.	178,500	2.02%

Multi-line Insurance
10,700	Horace Mann Investors, Inc.	216,568	2.45%

Natural Gas Distribution
4,480	New Jersey Resources, Corp.	221,267	2.51%

Networking Equipment
3,899	Bel Fuse, Inc. Class B	123,949
2,407	Packeteer, Inc. *	28,884
		152,833	1.73%

Oil & Gas Exploration & Production
6,000	Encore Acquisition Co.*	145,620
5,000	Saint Mary Land & Exploration Co.	180,050
		325,670	3.69%
Packaged Foods
6,474	Sanderson Farms, Inc.	209,434
7,626	Smithfield Foods, Inc. *	222,755
		432,189	4.90%

Personal Products
7,000	Inter Parfums, Inc.	135,170	1.53%

Printed Circuit Boards
6,091	TTM Technologies, Inc.*	69,072	0.78%

Property & Casualty Insurance
7,350	CNA Surety Corp. *	145,089	1.64%

Regional Banks
5,500	Colonial Bancgroup, Inc.	142,065
6,241	First Midwest Bancorp, Inc.	234,786
		376,851	4.27%

Real Estate Investment Trusts
938	Macerich Company	87,797	1.00%

Reinsurance
6,000	Endurance Specialty Holdings, Ltd.	212,760
5,500	Platinum Underwriters Holdings, Ltd.	175,725
		388,485	4.40%

Retail-Grocery Stores
2,337	Village Super Market, Inc.	181,959	2.06%

Services - Advertising
10,000	Valassis Communicatons, Inc.*	166,400	1.89%

Services - Management Services
9,800	Gevity HR, Inc.	195,217	2.21%

Specialty Chemicals
12,500	American Pacific Corp.*	130,000	1.47%

State Commerical Banks
4,150	Central Pacific Financial Corp.	156,413
2,776	Penns Wood Bancorp, Inc.	98,409
		254,822	2.89%

Surgical & Medical Instruments & Apparatus
1,602	Atrion Corp.	151,197	1.71%

Thrifts & Mortgage Finance
2,901	Anchor Bancorp Wisconsin, Inc.	82,010	0.93%

Tires & Rubber
2,600	Bandag, Inc.	131,509	1.49%

Trucking
8,019	Vitran Corp., Inc. *	151,800	1.72%

Wholesale-Apparel, Piece Goods & Notions
10,735	Delta Apparel, Inc.	187,326
5,100	Weyco Group, Inc.	130,561
		317,887	3.60%

Wholesale-Paper & Paper Products
3,371	United Stationers, Inc.*	185,405	2.10%

Total Common Stocks (Cost $6,929,000)		7,713,356	87.43%

WARRANTS
Tires and Rubber
2,600	Bandag, Inc.	$ 3	0.00%

Total Warrants (Cost $3)		3	0.00%

CASH AND EQUIVALENTS
1,102,584	AIM Short Term Investments Company Prime	1,102,584	12.50%
	Portfolio 5.25%** (Cost $1,102,584)

	Total Investments (Cost $8,031,587)	8,815,943	99.93%

	Other Assets Less Liabilities	6,218	0.07%

	Net Assets	$ 8,822,161	100.00%

* Non Income producing security
** Variable Rate Security; the coupon rate shown represents the rate at February 28, 2007

NOTES TO FINANCIAL STATEMENTS
Queens Road Small Cap Value Fund
1. SECURITY TRANSACTIONS
At February 28, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,031,587 amounted to $784,356 which consisted of aggregate gross unrealized appreciation of $946,189 and aggregate gross unrealized depreciation of $161,833.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date April 25, 2007

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date April 25, 2007

* Print the name and title of each signing officer under his or her signature.